DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

10.    DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Group enters into a variety of transactions principally in the foreign exchange stock markets. Most counterparties in the derivative transactions are banks and other financial institutions.

These instruments include:

•

Forwards and futures: they are agreements to deliver or take delivery at a specified rate, price or index applied against the underlying asset or financial instrument, at a specific date. Futures are exchange traded at standardized amounts of the underlying asset or financial instrument.

Forwards contracts are OTC agreements and are principally dealt in by the Group in foreign exchange as forward agreements.

•	Swaps: they are agreements between two parties with the intention to exchange cash flows and risks at specific date and for a period in the future.
•	Options: they confer the right to the buyer, but no obligation, to receive or pay a specific quantity of an asset or financial instrument for a specified price at or before a specified date.

As of December 31, 2019 and 2018, the following amounts were recorded for operations related to derivatives:

	12/31/2019	12/31/2018
Amounts receivable for spot and forward transactions pending settlement	257,587	24,496
Amounts payable for spot and forward transactions pending settlement	—	(144,944)
	257,587	(120,448)

The following table shows, the notional value of options and outstanding forward and futures contracts as of December 31, 2019 and 2018:

	12/31/2019	12/31/2018
Forward sales of foreign exchange without delivery of underlying assets	279,833	230,253
Forward purchases of foreign exchange without delivery of underlying assets	—	1,560,382

The incomes/( expenses) generated by derivative financial instruments during the years ended December 31, 2019, 2018 and 2017 amounted to 713,616, (2,605,689) and (166,485) respectively.